RESTRUCTURING AND ASSET IMPAIRMENTS - Summary of Restructuring Reserve Activity (Detail) $ in Millions	12 Months Ended
Jan. 03, 2015 USD ($)
Restructuring Reserve
Reserve, Beginning Balance	$ 191.5
Net Additions	18.8
Usage	(104.9)
Currency	(7.8)
Reserve, Ending Balance	97.6
Facility closures
Restructuring Reserve
Reserve, Beginning Balance	21.6
Net Additions	3.7
Usage	(8.2)
Currency	(0.7)
Reserve, Ending Balance	16.4
Employee Severance [Member]
Restructuring Reserve
Reserve, Beginning Balance	169.9
Net Additions	15.1
Usage	(96.7)
Currency	(7.1)
Reserve, Ending Balance	81.2
2012 Actions | Series of Individually Immaterial Business Acquisitions
Restructuring Reserve
Net Additions	$ 18.8